                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                          (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                                         COUPON      DEMAND
 THOUSANDS                                                                                         RATE(+)      DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------

            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
               OBLIGATIONS (83.6%)
   $4,200   ABAG Finance Authority for Nonprofit Corporations,
               Episcopal Homes Foundation Ser 2000 COPs                                              3.18%     04/07/06   $4,200,000
    1,000   Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)                     3.14      04/03/06    1,000,000
    1,000   Bay Area Toll Authority, San Francisco bay Area Toll Bridge Ser A (Ambac)                3.05      04/07/06    1,000,000
            California,
      900      Economic Recovery Ser 2004 C-4                                                        3.06      04/03/06      900,000
    3,000      Economic Recovery Ser 2004 C-14 (XLCA)                                                3.13      04/07/06    3,000,000
    1,150      Economic Recovery Ser 2004 C-21 (XLCA)                                                3.14      04/07/06    1,150,000
    8,400   California, Ser 2004 A-9 & Ser 2005 B Subser B-1                                         3.14      04/07/06    8,400,000
    1,500   California Department of Water Resources, Power Supply Ser 2002 B Subser B-6             3.10      04/03/06    1,500,000
            California Educational Facilities Authority,
    6,000      California Institute of Technology Ser 1994                                           3.12      04/07/06    6,000,000
    3,000      University of San Francisco Ser 2003                                                  3.15      04/07/06    3,000,000
            California Health Facilities Financing Authority,
    1,000      Adventist Health System/West 1998 Ser A (MBIA)                                        3.14      04/03/06    1,000,000
      800      Northern California Presbyterian Homes & Services Ser 2004                            3.13      04/07/06      800,000
            California Statewide Communities Development Authority,
    1,600      Chabad of California Ser 2004                                                         3.17      04/07/06    1,600,000
    1,300      Kaiser Permanente Ser 2004 L                                                          3.17      04/07/06    1,300,000
    2,600      Masters College Ser 2002                                                              3.13      04/07/06    2,600,000
    3,000      University of San Diego Ser 2005                                                      3.13      04/07/06    3,000,000
    3,770   California Transit Finance Authority, Ser 1997 (FSA)                                     3.07      04/07/06    3,770,000
    5,000   East Bay Municipal Utility District, Wastewater Sub Ser 2005-1 (XLCA)                    3.13      04/07/06    5,000,000
    4,000   Fremont, Creekside Village Multifamily Ser 1985 D                                        3.12      04/07/06    4,000,000
    4,200   Fresno, Sewer System Sublien Ser 2000 A (FGIC)                                           3.13      04/07/06    4,200,000
    2,100   Hillsborough, Refg Ser 2000 A COPs                                                       3.17      04/07/06    2,100,000
    3,700   Los Angeles County Metropolitan Transportation Authority,
               Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                3.20      04/07/06    3,700,000
    4,400   Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-8              3.14      04/07/06    4,400,000
    1,200   Madera Irrigation Financing Authority, Water Ser 2005 A (XLCA)                           3.14      04/03/06    1,200,000
    1,100   Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005 (XLCA)                3.14      04/03/06    1,100,000
    1,600   Metropolitan Water District of Southern California, Water 2000 Ser B-4                   3.12      04/07/06    1,600,000
    5,000   Mountain View, Villa Mariposa Multifamily 1985 Ser A                                     3.17      04/07/06    5,000,000
    2,200   Northern California Power Agency, Hydroelectric No. 1 Ser 2002 B (MBIA)                  3.13      04/07/06    2,200,000
    9,600   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2            3.13      04/07/06    9,600,000
            Orange County Sanitation District,
    2,300      Ser 2000 A & B COPs                                                                   3.10      04/03/06    2,300,000
    5,000   Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)                             3.16      04/07/06    5,000,000
    1,000   Perris Unified High School District, COPs Ser 2004 (FSA)                                 3.13      04/07/06    1,000,000
    2,820   Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004
               Ser A (Ambac)                                                                         3.14      04/03/06    2,820,000
    7,000   Pomona Redevelopment Agency, Park & Plaza Apartrments Ser 1998 A                         3.14      04/07/06    7,000,000
    3,800   Poway Unified School District, Ser 2004 COPs (FSA)                                       3.13      04/07/06    3,800,000
    6,200   Rancho Water District Financing Authority, Ser 2001 B (FGIC)                             3.10      04/07/06    6,200,000
    2,475   Roaring Fork Municipal Products, California Economic Recovery Class A
               Certificates Ser 2004-4 (FGIC)                                                        3.16      04/07/06    2,475,000
    3,000   Sacramento County Water Financing Authority, Water Agency Zones 40 & 41 P-FLOATs
               PT-1176 (Ambac)                                                                       3.21      04/07/06    3,000,000
    4,175   Sacramento Municipal Utility District Financing Authority, PUTTERs Ser 1237Z (MBIA)      3.20      04/07/06    4,175,000
    3,800   San Francisco City & County Airport Commission, 2006 Second Ser 33-I (XLCA)              3.12      04/07/06    3,800,000
    6,000   San Francisco City & County Redevelopment Agency, Bayside Village Multifamily
               Ser 1985 A                                                                            3.15      04/07/06    6,000,000
    2,305   San Jacinto Unified School District, Ser 1998 COPs (FSA)                                 3.13      04/07/06    2,305,000
    3,000   Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B (Ambac)                3.13      04/07/06    3,000,000
    2,200   Snowline Joint Unified School District, Ser 2005 COPs (FSA)                              3.13      04/07/06    2,200,000
    3,910   Turlock Irrigation District, Ser 1988 A                                                  3.17      04/07/06    3,910,000
    3,505   Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R  Ser 2130 (MBIA)     3.20      04/07/06    3,505,000
                                                                                                                         -----------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
               (Cost $150,810,000)                                                                                       150,810,000
                                                                                                                         -----------

                                                                                                           YIELD TO
                                                                                                           MATURITY
                                                                                      COUPON   MATURITY   ON DATE OF
                                                                                       RATE      DATE      PURCHASE
                                                                                      ------   ---------  ----------

            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (6.4%)
    4,000   San Francisco County Transportation Authority, 2004 Ser A                  3.15%   04/05/06      3.15%        4,000,000
    7,600   San Gabriel Valley Council of Governments, Alameda Corridor East GANs      3.15    04/05/06      3.15         7,600,000
                                                                                                                       -------------

            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $11,600,000)                                              11,600,000
                                                                                                                       -------------

            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES  & BONDS (10.1%)
    1,000   Bassett Unified School District, Ser 2005 BANs, dtd 09/01/05               4.20    09/01/06      2.85         1,005,500
    2,000   California School Cash Reserve Program Authority, 2005 Pool Ser A,
               dtd 07/06/05                                                            4.00    07/06/06      2.60         2,006,375
    1,500   Contra Costa County, Ser 2005 TRANs, dtd 12/02/05                          4.50    12/07/06      3.30         1,511,930
    1,500   Kern County, Ser 2005 TRANs, dtd 07/05/05                                  4.00    06/30/06      3.03         1,503,386
    5,000   Los Angeles Unified School District, Ser 2005 A TRANs, dtd 10/19/05        4.50    10/18/06      2.91         5,042,308
    1,270   Placentia, Ser 2005  TRANs, dtd 07/01/05                                   3.75    06/30/06      2.80         1,272,892
    2,090   Santa Clara County Financing Authority, Measure B Transportation
               Improvement Ser 2003, dtd 02/15/03                                      4.00    08/01/06      2.80         2,098,209
      750   Selma, Ser 2005 TRANs, dtd 07/01/05                                        4.00    06/30/06      2.80           752,158
    1,500   South Coast Local Education Agencies, Pooled TRANs Ser 2005 A,
               dtd 12/02/05                                                            4.00    06/30/06      3.21         1,502,681
    1,500   University of California Regents, Ser 1998 F, dtd 06/15/98                 5.00    09/01/06#     3.04         1,526,860
                                                                                                                       -------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES & BONDS
               (Cost $18,222,299)                                                                                        18,222,299
                                                                                                                       -------------

            TOTAL INVESTMENTS (Cost $180,632,299) (a)                                                        100.1      180,632,299

            LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (0.1)         (122,015)
                                                                                                          ----------   -------------

            NET ASSETS                                                                                      100.0%     $180,510,284
                                                                                                          ==========   =============

------------------
      BANs        Bond Anticipation Notes.
      COPs        Certificates of Participation.
      GANs        Grant Anticipation Notes.
    P-FLOATs      Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs      Puttable Tax-Exempt Receipts.
      ROCs        Reset Option Certificates.
      TRANs       Tax and Revenue Anticipation Notes.
        +         Rate shown is the rate in effect at March 31, 2006.
        *         Date on which the principal amount can be recovered through demand.
        #         Prerefunded to call date shown.
       (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
      Ambac       Ambac Assurance Corporation.
      FGIC        Financial Guaranty Insurance Company.
       FSA        Financial Security Assurance Inc.
      MBIA        Municipal Bond Investors Assurance Corporation.
      XLCA        XL Capital Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5